Fair Value Measurements - Schedule of Financial Assets and Financial Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 100,000	$ 28,191
Total assets	15,615,927	15,203,283	14,152,059
Foreign exchange and commodity contracts	(12,700)	(555)
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	861,656	1,269,465
Short-term investments	100,000	28,191
Foreign exchange and commodity contracts	2,228
Total assets	963,884	1,297,656
Foreign exchange and commodity contracts	(12,700)	(555)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents		1,269,465
Short-term investments		28,191
Total assets		1,297,656
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	861,656
Short-term investments	100,000
Total assets	961,656
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign exchange and commodity contracts		(555)
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign exchange and commodity contracts	2,228
Total assets	2,228
Foreign exchange and commodity contracts	$ (12,700)